Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Detail) - JPY (¥)	Sep. 30, 2021	Mar. 31, 2021
Offsetting Derivative Assets [Abstract]
Derivative assets, Gross amounts of recognized assets/liabilities	¥ 9,932,000,000,000	¥ 11,997,000,000,000
Derivative assets, Gross amounts offset in the condensed consolidated balance sheet	0	0
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	9,932,000,000,000	11,997,000,000,000
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(7,041,000,000,000)	(8,628,000,000,000)
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(564,000,000,000)	(605,000,000,000)
Derivative assets, Net amounts	2,327,000,000,000	2,764,000,000,000
Offsetting Securities Purchased under Agreements to Resell [Abstract]
Receivables under resale agreements, Gross amounts of recognized assets/liabilities	14,333,000,000,000	16,053,000,000,000
Receivables under resale agreements, Gross amounts offset in the condensed consolidated balance sheet	(2,262,000,000,000)	(2,273,000,000,000)
Receivables under resale agreements, Net amounts presented in the condensed consolidated balance sheet	12,071,000,000,000	13,780,000,000,000
Receivables under resale agreements, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(11,418,000,000,000)	(12,687,000,000,000)
Receivables under resale agreements, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(24,000,000,000)	(37,000,000,000)
Receivables under resale agreements, Net amounts	629,000,000,000	1,056,000,000,000
Offsetting Securities Borrowed [Abstract]
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities	3,542,000,000,000	3,370,000,000,000
Receivables under securities borrowing transactions, Gross amounts offset in the condensed consolidated balance sheet	(76,000,000,000)	0
Receivables under securities borrowing transactions, Net amounts presented in the condensed consolidated balance sheet	3,466,015,000,000	3,369,903,000,000
Receivables under securities borrowing transactions, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(3,392,000,000,000)	(3,289,000,000,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	0	0
Receivables under securities borrowing transactions, Net amounts	74,000,000,000	81,000,000,000
Offsetting Derivative Asset, Securities Purchased under Agreements to Resell, Securities Borrowed [Abstract]
Financial assets, Gross amounts of recognized assets/liabilities, Total	27,807,000,000,000	31,420,000,000,000
Financial assets, Gross amounts offset in the condensed consolidated balance sheet, Total	(2,338,000,000,000)	(2,273,000,000,000)
Financial assets, Net amounts presented in the condensed consolidated balance sheet, Total	25,469,000,000,000	29,147,000,000,000
Financial assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments, Total	(21,851,000,000,000)	(24,604,000,000,000)
Financial assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged, Total	(588,000,000,000)	(642,000,000,000)
Financial assets, Net amounts, Total	3,030,000,000,000	3,901,000,000,000
Offsetting Derivative Liabilities [Abstract]
Derivative liabilities, Gross amounts of recognized assets/liabilities	9,426,000,000,000	11,714,000,000,000
Derivative liabilities, Gross amounts offset in the condensed consolidated balance sheet	0	0
Derivative liabilities, Net amounts presented in the condensed consolidated balance sheet	9,426,000,000,000	11,714,000,000,000
Derivative liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(6,999,000,000,000)	(8,545,000,000,000)
Derivative liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(1,207,000,000,000)	(1,624,000,000,000)
Derivative liabilities, Net amounts	1,220,000,000,000	1,545,000,000,000
Offsetting Securities Sold under Agreements to Repurchase [Abstract]
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	27,720,000,000,000	26,800,000,000,000
Payables under repurchase agreements, Gross amounts offset in the condensed consolidated balance sheet	(2,231,000,000,000)	(2,232,000,000,000)
Payables under repurchase agreements, Net amounts presented in the condensed consolidated balance sheet	25,489,000,000,000	24,568,000,000,000
Payables under repurchase agreements, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(24,685,000,000,000)	(23,835,000,000,000)
Payables under repurchase agreements, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(101,000,000,000)	(60,000,000,000)
Payables under repurchase agreements, Net amounts	703,000,000,000	673,000,000,000
Offsetting Securities Loaned [Abstract]
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities	910,000,000,000	843,000,000,000
Payables under securities lending transactions, Gross amounts offset in the condensed consolidated balance sheet	(76,000,000,000)	0
Payables under securities lending transactions, Net amounts presented in the condensed consolidated balance sheet	833,696,000,000	842,590,000,000
Payables under securities lending transactions, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(813,000,000,000)	(814,000,000,000)
Payables under securities lending transactions, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	0	(2,000,000,000)
Payables under securities lending transactions, Net amounts	21,000,000,000	27,000,000,000
Offsetting Obligations To Return Securities Received As Collateral [Abstract]
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities	5,975,000,000,000	6,582,000,000,000
Obligations to return securities received as collateral, Gross amounts offset in the condensed consolidated balance sheet	0	0
Obligations to return securities received as collateral, Net amounts presented in the condensed consolidated balance sheet	5,975,000,000,000	6,582,000,000,000
Obligations to return securities received as collateral, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(1,494,000,000,000)	(1,931,000,000,000)
Obligations to return securities received as collateral, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	0	0
Obligations to return securities received as collateral, Net amounts	4,481,000,000,000	4,651,000,000,000
Offsetting Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned [Abstract]
Financial liabilities, Gross amounts of recognized assets/liabilities, Total	44,031,000,000,000	45,939,000,000,000
Financial liabilities, Gross amounts offset in the condensed consolidated balance sheet, Total	(2,307,000,000,000)	(2,232,000,000,000)
Financial liabilities, Net amounts presented in the condensed consolidated balance sheet, Total	41,724,000,000,000	43,707,000,000,000
Financial liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments, Total	(33,991,000,000,000)	(35,125,000,000,000)
Financial liabilities, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged, Total	(1,308,000,000,000)	(1,686,000,000,000)
Financial liabilities, Net amounts, Total	6,425,000,000,000	¥ 6,896,000,000,000
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Offsetting Derivative Assets [Abstract]
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	87,000,000,000
Offsetting Derivative Liabilities [Abstract]
Derivative liabilities, Net amounts presented in the condensed consolidated balance sheet	¥ 17,000,000,000